Business combination agreement - Additional information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year	$ 651,973	$ 65,075,000	$ (271,729,000)	$ (568,000)
Arqit Limited
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year	$ 651,973
Period for earnout consideration		3 years
Minimum share price for earnout consideration		$ 12.50
Threshold trading days for closing price of shares, earnout consideration		20 days
Threshold consecutive trading days for closing price of shares, earnout consideration		30 days
Number of earnout shares		10,000,000